Leases (Details) $ in Thousands	Mar. 31, 2018 USD ($)
Principal Repayment
2019	$ 28
2020	27
2021	5
Total	60
Interest Payment
2019	2
2020	1
2021	0
Total	3
Total Obligations
2019	30
2020	28
2021	5
Total	$ 63